Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Debt Obligations
Schedule of face amount and gain on extinguishment of the company's CDO bonds repurchased by bond class

        Borrowings and the corresponding collateral under our Debt Fund as of December 31, 2017 are as follows ($ in thousands):

Debt			Collateral(3)
			Loans		Cash
Face Value	Carrying Value(1)	Wtd. Avg. Rate(2)	UPB	Carrying Value	Restricted Cash(4)
$70,000	$68,084	5.79%	$96,995	$96,564	$3,005

(1)	Debt carrying value is net of $1.9 million of deferred financing fees at December 31, 2017.
(2)	At December 31, 2017 the aggregate weighted average note rate, including certain fees and costs, was 6.05%.
(3)	At December 31, 2017, there was no collateral at risk of default or deemed to be a "credit risk."
(4)	Represents restricted cash held for reinvestment. Does not include restricted cash related to interest payments, delayed fundings and expenses.

Schedule of face value, unamortized discount and net carrying value of the liability and equity components

        The UPB, unamortized discount and net carrying amount of the liability and equity components of the notes were as follows (in thousands):

	Liability Component				Equity Component
Period	UPB	Unamortized Debt Discount	Unamortized Deferred Financing Fees	Net Carrying Value	Net Carrying Value
December 31, 2017	$243,750	$5,742	$6,721	$231,287	$6,733

December 31, 2016	$86,250	$2,119	$3,471	$80,660	$2,179

Repurchase agreements and credit facilities
Debt Obligations
Schedule of borrowings

        The following table outlines borrowings under our credit facilities and repurchase agreements ($ in thousands):

	December 31, 2017				December 31, 2016
	UPB(1)	Debt Carrying Value(1)	Collateral Carrying Value	Wtd. Avg. Note Rate	UPB(1)	Debt Carrying Value(1)	Collateral Carrying Value	Wtd. Avg. Note Rate
Structured Business
$225 million repurchase facility	$103,818	$102,350	$145,850	3.90%	$107,303	$106,051	$183,828	3.12%
$100 million repurchase facility	2,835	2,445	6,600	3.61%	21,897	21,598	34,850	2.96%
$75 million credit facility	—	—	—	—	38,990	38,704	63,158	2.94%
$75 million credit facility	9,000	8,999	16,000	3.61%	23,286	23,277	31,725	2.81%
$50 million credit facility	32,560	32,538	40,700	3.61%	46,400	46,374	58,000	2.81%
$50 million credit facility	3,700	3,581	4,625	4.88%	7,956	7,956	9,885	4.08%
$25.5 million credit facility	14,065	13,920	18,753	4.12%	—	—	—	—
$10 million working capital line of credit	10,000	10,000	—	4.12%	—	—	—	—
$7.5 million credit facility	7,472	7,432	9,340	4.37%	—	—	—	—
Repurchase facility—securities(2)	53,938	53,938	—	4.45%	—	—	—	—
$3 million master security agreement	1,834	1,834	—	3.21%	2,533	2,533	—	3.21%

Structured Business Total	$239,222	$237,037	$241,868	4.02%	$248,365	$246,493	$381,446	3.02%

Agency Business
$500 million multifamily ASAP agreement	$121,880	$121,880	$121,880	2.61%	$142,557	$142,557	$142,557	1.65%
$150 million credit facility	21,821	21,802	21,821	2.96%	268,572	268,530	268,572	2.05%
$150 million credit facility	99,357	99,242	99,357	2.91%	210,139	210,009	210,139	2.05%
$100 million credit facility	23,785	23,785	23,785	2.86%	39,047	39,048	39,047	1.95%
$100 million repurchase facility	24,873	24,827	24,873	2.91%	—	—	—	—

Agency Business Total	$291,716	$291,536	$291,716	2.78%	$660,315	$660,144	$660,315	1.96%

Consolidated total	$530,938	$528,573	$533,584	3.34%	$908,680	$906,637	$1,041,761	2.25%

(1)	The difference between the UPB and carrying value represents unamortized deferred finance costs.
(2)	The facility is collateralized by $61.0 million of notes retained by us from our last two CLO issuances and the fair value of our B Piece bonds from SBL program securitizations of $28.4 million.

Collateralized loan obligations
Debt Obligations
Schedule of borrowings

        The following table outlines borrowings and the corresponding collateral under our CLOs ($ in thousands):

				Collateral(3)
	Debt			Loans		Cash
	Face Value	Carrying Value(1)	Wtd. Avg. Rate(2)	UPB	Carrying Value	Restricted Cash(4)
December 31, 2017
CLO IX	$356,400	$351,042	2.97%	$372,350	$371,236	$88,650
CLO VIII	282,874	278,606	2.92%	364,838	363,339	162
CLO VII	279,000	275,331	3.61%	346,524	345,220	13,476
CLO VI	250,250	247,470	4.10%	314,382	313,582	10,618
CLO V	267,750	265,973	4.06%	347,797	346,803	2,203

Total CLOs	$1,436,274	$1,418,422	3.48%	$1,745,891	$1,740,180	$115,109

December 31, 2016
CLO VI	$250,250	$246,443	3.30%	$324,569	$323,351	$431
CLO V	267,750	264,864	3.26%	344,680	343,748	5,320
CLO IV	219,000	217,134	3.06%	291,319	290,429	8,681

Total CLOs	$737,000	$728,441	3.21%	$960,568	$957,528	$14,432

(1)	Debt carrying value is net of $17.9 million and $8.6 million of deferred financing fees at December 31, 2017 and 2016, respectively.
(2)	At December 31, 2017 and 2016, the aggregate weighted average note rate for our CLOs, including certain fees and costs, was 4.08% and 3.71%, respectively.
(3)	At December 31, 2017 and 2016, there was no collateral at risk of default or deemed to be a "credit risk" as defined by the CLO indenture.
(4)	Represents restricted cash held for principal repayments as well as for reinvestment in the CLOs. Does not include restricted cash related to interest payments, delayed fundings and expenses.

Summary of the company's CLO compliance tests as of the most recent determination dates

Cash Flow Triggers	CLO V	CLO VI	CLO VII	CLO VIII	CLO IX
Overcollateralization(1)
Current	130.72%	129.87%	129.03%	129.03%	134.68%
Limit	129.72%	128.87%	128.03%	128.03%	133.68%
Pass / Fail	Pass	Pass	Pass	Pass	Pass
Interest Coverage(2)
Current	214.53%	249.66%	245.32%	322.10%	264.20%
Limit	120.00%	120.00%	120.00%	120.00%	120.00%
Pass / Fail	Pass	Pass	Pass	Pass	Pass

(1)

The overcollateralization ratio divides the total principal balance of all collateral in the CLO by the total principal balance of the bonds associated with the applicable ratio. To the extent an asset is considered a defaulted security, the asset's principal balance for purposes of the overcollateralization test is the lesser of the asset's market value or the principal balance of the defaulted asset multiplied by the asset's recovery rate which is determined by the rating agencies. Rating downgrades of CLO collateral will generally not have a direct impact on the principal balance of a CLO asset for purposes of calculating the CLO overcollateralization test unless the rating downgrade is below a significantly low threshold (e.g. CCC-) as defined in each CLO vehicle.

(2)	The interest coverage ratio divides interest income by interest expense for the classes senior to those retained by us.

Summary of the Company's CLO overcollateralization ratios

Determination(1)	CLO V	CLO VI	CLO VII	CLO VIII	CLO IX
January 2018	130.72%	129.87%	129.03%	129.03%	134.68%
October 2017	130.72%	129.87%	129.03%	129.03%	—
July 2017	130.72%	129.87%	129.03%	—	—
April 2017	130.72%	129.87%	—	—	—
January 2017	130.72%	129.87%	—	—	—

(1)	The table above represents the quarterly trend of our overcollateralization ratio, however, the CLO determination dates are monthly and we were in compliance with this test for all periods presented.